Fair Value of Financial Instruments and Risk Management - Fair Value Hierarchy of Financial Assets and Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets:
Derivative instruments	$ 0	$ 3
Liabilities:
Long-term debt, including current portion	15,162	16,098
Level 1 [Member]
Assets:
Total assets		0
Liabilities:
Long-term debt, including current portion	0	0
Total liabilities	0	0
Level 2 [Member]
Assets:
Total assets		3
Liabilities:
Long-term debt, including current portion	15,162	16,098
Total liabilities	15,170	16,123
Level 3 [Member]
Assets:
Total assets		0
Liabilities:
Long-term debt, including current portion	0	0
Total liabilities	0	0
Carrying Value [Member]
Assets:
Total assets		3
Liabilities:
Long-term debt, including current portion	13,196	13,108
Total liabilities	13,204	13,133
Fair Value [Member]
Assets:
Total assets		3
Liabilities:
Long-term debt, including current portion	15,162	16,098
Total liabilities	15,170	16,123
Fair Value Hedging [Member] | Level 1 [Member]
Assets:
Derivative instruments		0
Fair Value Hedging [Member] | Level 2 [Member]
Assets:
Derivative instruments		3
Fair Value Hedging [Member] | Level 3 [Member]
Assets:
Derivative instruments		0
Fair Value Hedging [Member] | Carrying Value [Member]
Assets:
Derivative instruments		3
Fair Value Hedging [Member] | Fair Value [Member]
Assets:
Derivative instruments		3
Cash Flow Hedging [Member] | Level 1 [Member]
Liabilities:
Derivative instruments	0	0
Cash Flow Hedging [Member] | Level 2 [Member]
Liabilities:
Derivative instruments	8	25
Cash Flow Hedging [Member] | Level 3 [Member]
Liabilities:
Derivative instruments	0	0
Cash Flow Hedging [Member] | Carrying Value [Member]
Liabilities:
Derivative instruments	8	25
Cash Flow Hedging [Member] | Fair Value [Member]
Liabilities:
Derivative instruments	$ 8	$ 25